Share-based compensation (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of RSUs Outstanding and Related Information

Activity in the Group’s RSUs outstanding and related information is as follows:

	Number of RSUs	Weighted average grant date fair value ($)
As of December 31, 2024	820,170	26.00
Granted during the period	1,330,234	11.10
Forfeited during the period	(37,274)	21.89
Vested during the period	(382,555)	29.30
As of June 30, 2025	1,730,575	13.88

Summary of Number and Exercise Prices of Employee Stock Options

Activity in the Group’s stock options outstanding and related information is as follows:

	Number of stock options	Weighted average exercise price ($)
As of December 31, 2024	580,314	26.40
Forfeited during the period	(45,541)	22.93
Expired during the period	(6,119)	37.24
As of June 30, 2025	528,654	26.59
Vested and exercisable as of June 30, 2025	242,662	31.64